SCHEDULE OF PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 36,585	¥ 33,971
Less: Accumulated depreciation		28,412	23,586
Property and Equipment, net	$ 1,120	8,173	10,385
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		22,836	22,045
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		2,661	2,855
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		938	938
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		5,448	3,431
Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 4,702	¥ 4,702